Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2020	$1,187.4	$(255.7)	$931.7	$947.3	$(15.6)	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	(892.4)	193.0	(699.4)	(699.4)	0	0
Foreign currency translation adjustment	(0.8)	0.2	(0.6)	0	0	(0.6)
Total other comprehensive income (loss) before reclassifications	(893.2)	193.2	(700.0)	(699.4)	0	(0.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	242.8	(51.1)	191.7	191.7	0	0
Interest expense	(0.9)	0.2	(0.7)	0	(0.7)	0
Total reclassification adjustment for amounts realized in net income	241.9	(50.9)	191.0	191.7	(0.7)	0
Total other comprehensive income (loss)	(1,135.1)	244.1	(891.0)	(891.1)	0.7	(0.6)
Balance at December 31, 2021	$52.3	$(11.6)	$40.7	$56.2	$(14.9)	$(0.6)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	(Income) loss attributable to NCI
Balance at December 31, 2019	$435.7	$(94.0)	$341.7	$360.8	$(16.4)	$(2.7)
Reclassification of disproportionate amounts[1]	3.4	(0.7)	2.7	0	0	2.7
Adjusted balance at December 31, 2019	439.1	(94.7)	344.4	360.8	(16.4)	0
Other comprehensive income (loss) before reclassifications:
Investment securities	1,557.2	(306.1)	1,251.1	1,251.1	0	0
Total other comprehensive income (loss) before reclassifications	1,557.2	(306.1)	1,251.1	1,251.1	0	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	810.0	(145.4)	664.6	664.6	0	0
Interest expense	(1.1)	0.3	(0.8)	0	(0.8)	0
Total reclassification adjustment for amounts realized in net income	808.9	(145.1)	663.8	664.6	(0.8)	0
Total other comprehensive income (loss)	748.3	(161.0)	587.3	586.5	0.8	0
Balance at December 31, 2020	$1,187.4	$(255.7)	$931.7	$947.3	$(15.6)	$0
[1]Adjustment to reflect the change in value on (income) loss attributable to noncontrolling interest in conjunction with the purchase transaction (See Note 15 - Redeemable Noncontrolling Interest for additional information).

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	(Income) loss attributable to NCI
Balance at December 31, 2018	$(153.0)	$32.1	$(120.9)	$(105.6)	$(17.2)	$1.9
Other comprehensive income (loss) before reclassifications:
Investment securities	825.8	(174.9)	650.9	650.9	0	0
Loss attributable to noncontrolling interest	(5.9)	1.3	(4.6)	0	0	(4.6)
Total other comprehensive income (loss) before reclassifications	819.9	(173.6)	646.3	650.9	0	(4.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	232.2	(47.7)	184.5	184.5	0	0
Interest expense	(1.0)	0.2	(0.8)	0	(0.8)	0
Total reclassification adjustment for amounts realized in net income	231.2	(47.5)	183.7	184.5	(0.8)	0
Total other comprehensive income (loss)	588.7	(126.1)	462.6	466.4	0.8	(4.6)
Total at December 31, 2019	$435.7	$(94.0)	$341.7	$360.8	$(16.4)	$(2.7)